Provisions, income tax liabilities and other liabilities - Additional Information (Details) € in Millions				12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2020 EUR (€) Country plan age	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Provisions and other non-current liabilities [Line Items]
Number of major countries included in pension obligations | Country				4
Pension obligation, percentage to defined benefit liability	89.00%			89.00%
Pension obligations, percentage to plan assets	87.00%			87.00%
Employee termination benefits	€ 1,260	€ 1,125	€ 895	€ 1,260	€ 1,125	€ 895
Average residual holding periods	1 year 11 months 26 days	1 year 8 months 19 days	2 years 10 days
Non-current income tax liabilities	€ 1,733	€ 1,680	€ 1,407	1,733	1,680	1,407
Other non-current liabilities	317	288	323	€ 317	288	323
Tax charge on deemed repatriation attributable to accumulated earnings payable period				8 years
Liability recognized representing the estimated cost				€ 894	974	952
Greater than 12 Months
Provisions and other non-current liabilities [Line Items]
Other non-current liabilities	569	649	635	569	649	635
Evotec
Provisions and other non-current liabilities [Line Items]
Restructuring provision	110	154		€ 110	154
Other environment related provision
Provisions and other non-current liabilities [Line Items]
Identified environmental risks provisions estimated obligation period				30 years
Other provisions, expected utilized amount in 2021				€ 189
Other provisions, expected utilized amount in 2022 through 2025				234
Uncertainties over income tax treatments
Provisions and other non-current liabilities [Line Items]
Non-current income tax liabilities	1,164	1,031	772	1,164	1,031	772
France
Provisions and other non-current liabilities [Line Items]
Employee termination benefits	€ 889	694	623	€ 889	694	623
France | Evotec
Provisions and other non-current liabilities [Line Items]
Restructuring provision		22	68		22	68
USA
Provisions and other non-current liabilities [Line Items]
Number of types of defined-benefit plan | plan				2
UK
Provisions and other non-current liabilities [Line Items]
Retirement age | age				65
Notional retirement age | age				60
UK | Bottom of range
Provisions and other non-current liabilities [Line Items]
Vesting right percentage				1.25%
UK | Top of range
Provisions and other non-current liabilities [Line Items]
Vesting right percentage				1.50%
Lump-sum retirement benefit plans | France
Provisions and other non-current liabilities [Line Items]
Pension obligation, percentage to defined benefit liability	41.00%			41.00%
Defined benefit pension plans | France
Provisions and other non-current liabilities [Line Items]
Pension obligation, percentage to defined benefit liability	59.00%			59.00%
Defined benefit pension plans | USA | Qualified defined benefit pension plans
Provisions and other non-current liabilities [Line Items]
Pension obligation, percentage to defined benefit liability	53.00%			53.00%
Defined benefit pension plans | USA | Non qualified defined benefit pension plans
Provisions and other non-current liabilities [Line Items]
Pension obligation, percentage to defined benefit liability	12.00%			12.00%
Defined benefit pension plans | UK
Provisions and other non-current liabilities [Line Items]
Pension obligation, percentage to defined benefit liability	100.00%			100.00%
Top-up defined-benefit pension plan | Germany
Provisions and other non-current liabilities [Line Items]
Pension obligation, percentage to defined benefit liability	65.00%			65.00%
Sanofi-Aventis Plus | Germany
Provisions and other non-current liabilities [Line Items]
Employer's contribution percentage				15.00%
Multi-employer plan (Pensionskasses) | Germany
Provisions and other non-current liabilities [Line Items]
Pension obligation, percentage to defined benefit liability	22.00%			22.00%
Employee termination benefits	€ 773	694	673	€ 773	694	673
Healthcare Cover And Life Insurance | USA
Provisions and other non-current liabilities [Line Items]
Pension obligation, percentage to defined benefit liability	35.00%			35.00%
Employee termination benefits	€ 734			€ 734
Healthcare Cover And Life Insurance | USA | Plan assets
Provisions and other non-current liabilities [Line Items]
Pension obligations, percentage to plan assets	4.00%			4.00%
Net amount shown in the balance sheet at end of period	€ 44			€ 44
Pensions and other post-employment benefits
Provisions and other non-current liabilities [Line Items]
Employee termination benefits	12,677	13,322	12,055	12,677	13,322	12,055
Net amount shown in the balance sheet at end of period	3,320	3,672	3,445	3,320	3,672	3,445
Total expense for pension and other postemplyment benefits				76	88	285
Pensions and other post-employment benefits | Plan assets
Provisions and other non-current liabilities [Line Items]
Net amount shown in the balance sheet at end of period	(9,358)	(9,651)	(8,610)	(9,358)	(9,651)	(8,610)	€ (9,106)
Pensions and other post-employment benefits | France
Provisions and other non-current liabilities [Line Items]
Employee termination benefits	1,999	2,077	2,091	1,999	2,077	2,091
Net amount shown in the balance sheet at end of period	1,093	1,121	1,160	1,093	1,121	1,160
Pensions and other post-employment benefits | Germany
Provisions and other non-current liabilities [Line Items]
Employee termination benefits	3,580	3,470	3,262	3,580	3,470	3,262
Net amount shown in the balance sheet at end of period	919	954	1,045	919	954	1,045
Pensions and other post-employment benefits | USA
Provisions and other non-current liabilities [Line Items]
Employee termination benefits	2,091	2,948	2,597	2,091	2,948	2,597
Net amount shown in the balance sheet at end of period	1,014	1,174	975	1,014	1,174	975
Pensions and other post-employment benefits | UK
Provisions and other non-current liabilities [Line Items]
Employee termination benefits	3,561	3,388	2,858	3,561	3,388	2,858
Net amount shown in the balance sheet at end of period	€ 25	€ 130	€ (4)	€ 25	€ 130	€ (4)